Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 34,441.9	$ 30,051.8
Gross Unrealized Gains	517.0	115.4
Gross Unrealized Losses	(57.6)	(249.6)
Net Holding Period Gains (Losses)	7.8	(10.2)
Fair Value	$ 34,909.1	$ 29,907.4
% of Total Fair Value	88.90%	89.10%
Equity Securities, at Fair Value
Cost	$ 2,096.8	$ 2,151.5
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	2,248.4	1,508.5
Fair Value	$ 4,345.2	$ 3,660.0
% of Total Fair Value	11.10%	10.90%
Debt and Equity Securities, at Fair Value
Cost	$ 36,538.7	$ 32,203.3
Gross Unrealized Gains	517.0	115.4
Gross Unrealized Losses	(57.6)	(249.6)
Net Holding Period Gains (Losses)	2,256.2	1,498.3
Fair Value	$ 39,254.3	$ 33,567.4
% of Total Fair Value	100.00%	100.00%
Other Payables to Broker-Dealers and Clearing Organizations	$ 11.9	$ 5.9
Securities Held In Consolidated Non-Insurance Subsidiary	3,200.0	2,900.0
Nonredeemable preferred stocks
Equity Securities, at Fair Value
Cost	971.3	1,002.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	67.6	31.3
Fair Value	$ 1,038.9	$ 1,033.9
% of Total Fair Value	2.70%	3.10%
Common equities
Equity Securities, at Fair Value
Cost	$ 1,125.5	$ 1,148.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	2,180.8	1,477.2
Fair Value	$ 3,306.3	$ 2,626.1
% of Total Fair Value	8.40%	7.80%
Fixed maturities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 32,643.1	$ 28,255.9
Gross Unrealized Gains	517.0	115.4
Gross Unrealized Losses	(57.6)	(249.6)
Net Holding Period Gains (Losses)	7.8	(10.2)
Fair Value	$ 33,110.3	$ 28,111.5
% of Total Fair Value	84.30%	83.70%
Fixed maturities | U.S. government obligations
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 13,100.7	$ 9,897.4
Gross Unrealized Gains	194.1	71.2
Gross Unrealized Losses	(43.7)	(52.1)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 13,251.1	$ 9,916.5
% of Total Fair Value	33.70%	29.50%
Fixed maturities | State and local government obligations
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 1,686.0	$ 1,654.6
Gross Unrealized Gains	30.0	7.3
Gross Unrealized Losses	(2.7)	(12.8)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 1,713.3	$ 1,649.1
% of Total Fair Value	4.40%	4.90%
Fixed maturities | Corporate debt securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 6,860.3	$ 8,808.5
Gross Unrealized Gains	206.6	13.6
Gross Unrealized Losses	(0.5)	(125.3)
Net Holding Period Gains (Losses)	1.3	(2.5)
Fair Value	$ 7,067.7	$ 8,694.3
% of Total Fair Value	18.00%	25.90%
Fixed maturities | Residential mortgage-backed securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 625.0	$ 733.5
Gross Unrealized Gains	4.5	6.0
Gross Unrealized Losses	(2.0)	(5.1)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 627.5	$ 734.4
% of Total Fair Value	1.60%	2.20%
Fixed maturities | Commercial mortgage-backed securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 5,020.7	$ 3,332.8
Gross Unrealized Gains	61.5	7.8
Gross Unrealized Losses	(6.0)	(39.0)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 5,076.2	$ 3,301.6
% of Total Fair Value	12.90%	9.80%
Fixed maturities | Other asset-backed securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 5,164.7	$ 3,585.4
Gross Unrealized Gains	16.2	3.6
Gross Unrealized Losses	(1.4)	(11.8)
Net Holding Period Gains (Losses)	0.0	0.1
Fair Value	$ 5,179.5	$ 3,577.3
% of Total Fair Value	13.20%	10.70%
Fixed maturities | Redeemable preferred stocks
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 185.7	$ 243.7
Gross Unrealized Gains	4.1	5.9
Gross Unrealized Losses	(1.3)	(3.5)
Net Holding Period Gains (Losses)	6.5	(7.8)
Fair Value	$ 195.0	$ 238.3
% of Total Fair Value	0.50%	0.70%
Short-term investments
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 1,798.8	$ 1,795.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 1,798.8	$ 1,795.9
% of Total Fair Value	4.60%	5.40%